Other Financial Liabilities - Summary of Bank Loans by Currency Maturity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 666,650	$ 1,162,479
Non-current, Maturity	2,237,051	396,207
One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	360,499	245,924
Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	569,653	76,202
Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	276,871	33,137
Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	361,173	19,690
Subsequent [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 668,855	$ 21,254
Brazil | Secured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	14.40%	7.31%
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 666,650	$ 1,162,479
Non-current, Maturity	2,237,051	396,207
Bank Loans [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	130,089	482,464
Bank Loans [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	536,561	680,015
Bank Loans [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	360,499	245,924
Bank Loans [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	569,653	76,202
Bank Loans [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	276,871	33,137
Bank Loans [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	361,173	19,690
Bank Loans [Member] | Subsequent [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 668,855	$ 21,254
Secured Bank Loans [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.01%
Nominal Interest Rate	1.01%
Current, Maturity	$ 12,213
Non-current, Maturity	124,000
Secured Bank Loans [Member] | Peru | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,025
Secured Bank Loans [Member] | Peru | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	10,188
Secured Bank Loans [Member] | Peru | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,000
Secured Bank Loans [Member] | Peru | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,000
Secured Bank Loans [Member] | Peru | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,000
Secured Bank Loans [Member] | Peru | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,000
Secured Bank Loans [Member] | Peru | Subsequent [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 76,000
Secured Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.00%	0.01%
Nominal Interest Rate	0.00%	0.01%
Current, Maturity	$ 1,324	$ 1,462
Non-current, Maturity	1,049	2,823
Secured Bank Loans [Member] | Colombia | One to three months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	331	281
Secured Bank Loans [Member] | Colombia | Three to twelve months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	993	1,181
Secured Bank Loans [Member] | Colombia | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,049	1,575
Secured Bank Loans [Member] | Colombia | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,248
Secured Bank Loans [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.18%	3.98%
Nominal Interest Rate	2.10%	3.63%
Current, Maturity	$ 112,274	$ 210,348
Non-current, Maturity	$ 408,061	$ 167,524
Secured Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.27%	5.52%
Nominal Interest Rate	9.13%	5.41%
Current, Maturity	$ 118,285	$ 23,594
Non-current, Maturity	419,191	76,803
Secured Bank Loans [Member] | Brazil | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	12,776	134,692
Secured Bank Loans [Member] | Brazil | One to three months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	86,135	7,747
Secured Bank Loans [Member] | Brazil | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	99,498	75,656
Secured Bank Loans [Member] | Brazil | Three to twelve months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	32,150	15,847
Secured Bank Loans [Member] | Brazil | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	54,715	164,746
Secured Bank Loans [Member] | Brazil | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	37,906	21,268
Secured Bank Loans [Member] | Brazil | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	95,122
Secured Bank Loans [Member] | Brazil | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,799	15,779
Secured Bank Loans [Member] | Brazil | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	82,529	2,778
Secured Bank Loans [Member] | Brazil | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,183	9,881
Secured Bank Loans [Member] | Brazil | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	23,377
Secured Bank Loans [Member] | Brazil | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,566	8,953
Secured Bank Loans [Member] | Brazil | Subsequent [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	152,318
Secured Bank Loans [Member] | Brazil | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 283,737	$ 20,922
Unsecured Bank Loans [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.61%	2.62%
Nominal Interest Rate	1.60%	2.59%
Current, Maturity	$ 2	$ 25,043
Non-current, Maturity	$ 38,032
Unsecured Bank Loans [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.31%	2.75%
Nominal Interest Rate	2.28%	2.71%
Current, Maturity	$ 243,896	$ 168,766
Non-current, Maturity	92,625	85,686
Unsecured Bank Loans [Member] | Peru | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2
Unsecured Bank Loans [Member] | Peru | One to three months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	91	157
Unsecured Bank Loans [Member] | Peru | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		25,043
Unsecured Bank Loans [Member] | Peru | Three to twelve months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	243,805	168,609
Unsecured Bank Loans [Member] | Peru | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	35,047	46,989
Unsecured Bank Loans [Member] | Peru | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	38,032
Unsecured Bank Loans [Member] | Peru | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 57,578	$ 38,697
Unsecured Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.55%
Nominal Interest Rate	3.53%
Current, Maturity	$ 144,481
Non-current, Maturity	430,200
Unsecured Bank Loans [Member] | Colombia | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.68%
Nominal Interest Rate		3.62%
Current, Maturity		$ 126,892
Non-current, Maturity		63,371
Unsecured Bank Loans [Member] | Colombia | One to three months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,968
Unsecured Bank Loans [Member] | Colombia | One to three months [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		153
Unsecured Bank Loans [Member] | Colombia | Three to twelve months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	142,513
Unsecured Bank Loans [Member] | Colombia | Three to twelve months [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		126,739
Unsecured Bank Loans [Member] | Colombia | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	33,760
Unsecured Bank Loans [Member] | Colombia | One to two years [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		11,346
Unsecured Bank Loans [Member] | Colombia | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,096
Unsecured Bank Loans [Member] | Colombia | Two to three years [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		20,478
Unsecured Bank Loans [Member] | Colombia | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	23,770
Unsecured Bank Loans [Member] | Colombia | Three to four years [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		20,478
Unsecured Bank Loans [Member] | Colombia | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	230,009
Unsecured Bank Loans [Member] | Colombia | Four to five years [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		10,737
Unsecured Bank Loans [Member] | Colombia | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 110,565
Unsecured Bank Loans [Member] | Colombia | Subsequent [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 332
Unsecured Bank Loans [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.93%	2.21%
Nominal Interest Rate	1.92%	2.20%
Current, Maturity	$ 26,738	$ 213,746
Non-current, Maturity	$ 531,080
Unsecured Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.29%	2.20%
Nominal Interest Rate	5.20%	2.19%
Current, Maturity	$ 17	$ 67,391
Non-current, Maturity	$ 105,811
Unsecured Bank Loans [Member] | Brazil | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.39%
Nominal Interest Rate	2.28%
Current, Maturity	$ 7,414
Non-current, Maturity	87,002
Unsecured Bank Loans [Member] | Brazil | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	26,738	127,016
Unsecured Bank Loans [Member] | Brazil | One to three months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	17	37,377
Unsecured Bank Loans [Member] | Brazil | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		86,730
Unsecured Bank Loans [Member] | Brazil | Three to twelve months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 30,014
Unsecured Bank Loans [Member] | Brazil | Three to twelve months [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,414
Unsecured Bank Loans [Member] | Brazil | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	118,319
Unsecured Bank Loans [Member] | Brazil | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	55,824
Unsecured Bank Loans [Member] | Brazil | One to two years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,879
Unsecured Bank Loans [Member] | Brazil | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	240,246
Unsecured Bank Loans [Member] | Brazil | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49,901
Unsecured Bank Loans [Member] | Brazil | Two to three years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,879
Unsecured Bank Loans [Member] | Brazil | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	116,725
Unsecured Bank Loans [Member] | Brazil | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17
Unsecured Bank Loans [Member] | Brazil | Three to four years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,647
Unsecured Bank Loans [Member] | Brazil | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	55,790
Unsecured Bank Loans [Member] | Brazil | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17
Unsecured Bank Loans [Member] | Brazil | Four to five years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,414
Unsecured Bank Loans [Member] | Brazil | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	52
Unsecured Bank Loans [Member] | Brazil | Subsequent [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 46,183
Unsecured Bank Loans [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.38%	2.65%
Nominal Interest Rate	0.38%	0.94%
Current, Maturity	$ 5	$ 325,236
Unsecured Bank Loans [Member] | Chile | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 1	$ 1
Unsecured Bank Loans [Member] | Chile | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5	175,040
Unsecured Bank Loans [Member] | Chile | One to three months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1	1
Unsecured Bank Loans [Member] | Chile | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 150,196